Income Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Provision for Income Taxes [Abstract]
PRC	$ 4,783,304	$ 5,748,577	$ 6,497,475
Cayman	(189,460)	(244,288)	(574,170)
INCOME BEFORE INCOME TAXES	$ 4,593,844	$ 5,504,289	$ 5,923,305